Leases, Undiscounted Cash Flows of Lease Liability (Details)	Dec. 31, 2024 USD ($)
Undiscounted Cash Flows of Lease Liability [Abstract]
1 year	$ 1,208,417
1-2 years	1,201,290
2-3 years	1,193,803
3-4 years	1,193,803
4-5 years	1,193,803
5+ years	2,387,606
Total undiscounted cashflow	8,378,722
Interest	(607,743)
Lease liability as of December 31, 2024	$ 7,770,979